Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		18,946,567	14,572,650
Common stock, shares outstanding		18,946,567	14,572,650
Common stock, shares authorized		72,400,000
Agrico Acquisition Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Agrico Acquisition Corp [Member] | Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	143,750	143,750	0
Common stock, shares outstanding	143,750	143,750	0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, subject to possible redemption	14,375,000	14,375,000
Redemption value per share	$ 10.20	$ 10.20
Class A Ordinary shares subject to redemption (in shares)		14,375,000	0
Agrico Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	3,593,750	3,593,750	0
Common stock, shares outstanding	3,593,750	3,593,750	0
Common stock, shares authorized	20,000,000	20,000,000	20,000,000